Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total Shareholders’ Equity	Non-Controlling Interest
Balance at Dec. 31, 2017	$ 134,780	$ 15,971	$ 830	$ 81,940	$ 39,184	$ (130)	$ (3,015)	$ 134,780	$ 0
Balance (in shares) at Dec. 31, 2017			8,301,497
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retained earnings adjustment for prior tax effects	27				27			27
Capital activity by minority (non-controlling) interest	1,225								1,225
Net income	25,038				24,824			24,824	214
Common stock options exercised	43		$ 1	42				43
Common stock options exercised (in shares)			5,539
Preferred stock shares conversion		(14,747)	$ 184	14,563
Preferred stock shares conversion (in shares)			1,843,761
Other comprehensive income (loss)	(503)					(503)		(503)
Stock compensation expense	109			109				109
Stock dividend	(4)		$ 80	16,153	(16,237)			(4)
Stock dividend (in shares)			802,284
Dividend on preferred stock	(446)		$ 0		(446)			(446)
Dividend on common stock	(5,273)				(5,273)			(5,273)
Balance at Dec. 31, 2018	154,996	1,224	$ 1,095	112,807	42,079	(633)	(3,015)	153,557	1,439
Balance (in shares) at Dec. 31, 2018			10,953,081
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Earnings distribution to non-controlling interest	(66)								(66)
Net income	30,287				29,841			29,841	446
Common stock options exercised	48		$ 1	47				48
Common stock options exercised (in shares)			12,121
Preferred stock shares conversion		(724)	$ 9	715
Preferred stock shares conversion (in shares)			90,532
Other comprehensive income (loss)	691					691		691
Stock compensation expense	$ 176			176				176
Stock dividend			$ 108	20,961	(21,069)
Stock dividend (in shares)	(1,077,121)		1,077,121
Dividend on preferred stock	$ (24)				(24)			(24)
Dividend on common stock	(6,684)				(6,684)			(6,684)
Balance at Dec. 31, 2019	$ 179,424	$ 500	$ 1,213	$ 134,706	$ 44,143	$ 58	$ (3,015)	$ 177,605	$ 1,819
Balance (in shares) at Dec. 31, 2019			12,132,855